Amortization Expense for Intangible Assets with Determinable Lives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 21,231	$ 11,254	$ 13,216
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	4,154	2,707	3,222
Patents, trademarks and tradename
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	202	262	489
Customer relationships and contracts
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	15,830	7,349	8,679
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	883	752	659
Customer backlog
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 162	$ 184	$ 167